Trade and other payables - Supplier Financing Arrangements (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Payables [Line Items]
Trade payables	£ 1,709	£ 1,707
Amounts available for financing reported within trade payables
Trade And Other Payables [Line Items]
Trade payables	180	204
Amounts available for financing reported within trade payables | Leaf payables
Trade And Other Payables [Line Items]
Trade payables	90	110
Amounts available for financing reported within trade payables | Other payables
Trade And Other Payables [Line Items]
Trade payables	90	94
Amounts accepted by financial institutions for early financing
Trade And Other Payables [Line Items]
Trade payables	179	201
Amounts accepted by financial institutions for early financing | Leaf payables
Trade And Other Payables [Line Items]
Trade payables	90	110
Amounts accepted by financial institutions for early financing | Other payables
Trade And Other Payables [Line Items]
Trade payables	89	91
Amounts for which suppliers have received payment
Trade And Other Payables [Line Items]
Trade payables	157	71
Amounts for which suppliers have received payment | Leaf payables
Trade And Other Payables [Line Items]
Trade payables	84	0
Amounts for which suppliers have received payment | Other payables
Trade And Other Payables [Line Items]
Trade payables	£ 73	£ 71